CONSOLIDATED STATEMENT OF INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing operations
Revenues	$ 14,265,370	$ 9,638,568	$ 7,044,039
Cost of sales	(6,486,698)	(5,199,149)	(4,980,226)
Gross income	7,778,672	4,439,419	2,063,813
Administrative and selling expenses	(1,389,336)	(1,056,257)	(892,626)
Other operating income	13,222,842	930,062	2,324,243
Other operating expenses	(132,881)	(140,138)	(171,952)
CVO receivables update	11,017,014
Operating income	30,496,311	4,173,086	3,323,478
Loss on net monetary position	(4,036,196)	(151,904)	(1,836,626)
Finance income	2,280,193	1,558,816	873,915
Finance expenses	(6,300,881)	(1,200,654)	(1,205,447)
Share of the profit of associates	1,074,185	1,173,004	422,650
Income before income tax from continuing operations	23,513,612	5,552,348	1,577,970
Income tax for the year	(6,604,351)	(1,081,177)	(1,006,417)
Net income for the year from continuing operations	16,909,261	4,471,171	571,553
Discontinued operations
Income after tax for the year from discontinued operations	276,177	791,274	806,989
Net income for the year	17,185,438	5,262,445	1,378,542
Attributable to:
Equity holders of the parent	17,519,598	5,291,355	1,378,555
Non-controlling interests	(334,160)	(28,910)	(13)
Net income for the year	$ 17,185,438	$ 5,262,445	$ 1,378,542
Basic and diluted earnings per share	$ 11.64	$ 3.52	$ 0.92
Basic and diluted earnings per share from continuing operations	$ 11.46	$ 2.99	$ 0.38